INCOME TAXES (Details 5) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Unrecognized tax benefits, beginning of period	CAD 4.7	CAD 4.3
Current period tax positions	1.0	0.4
Unrecognized tax (recovery) benefits, end of period	CAD 5.7	CAD 4.7